FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2017
Financial assets
Cash	9,093	—	—
Trade receivables	106,634	—	—
Supplier rebates and other receivables	2,442	—	—
Interest rate swap agreements	—	—	2,139
Total	118,169	—	2,139
Financial liabilities
Accounts payable and accrued liabilities (1)	85,982	—	—
Borrowings (2)	270,646	—	—
Call option redemption liability	12,725	—	—
Total	369,353	—	—

December 31, 2016
Financial assets
Cash	20,956	—	—
Trade receivables	90,122	—	—
Supplier rebates and other receivables	2,154	—	—
Total	113,232	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	78,038	—	—
Borrowings (2)	165,560	—	—
Non-controlling interest put options	—	10,020	—
Interest rate swap agreements	—	—	219
Total	243,598	10,020	219

(1)	Excludes employee benefits

(2)	Excludes finance lease liabilities

Schedule of financial liabilities
The classification of financial instruments, as well as their carrying amounts, are as follows for the years ended:

	Amortized cost	Fair value through earnings	Derivatives used for hedging (fair value through OCI)
	$	$	$
December 31, 2017
Financial assets
Cash	9,093	—	—
Trade receivables	106,634	—	—
Supplier rebates and other receivables	2,442	—	—
Interest rate swap agreements	—	—	2,139
Total	118,169	—	2,139
Financial liabilities
Accounts payable and accrued liabilities (1)	85,982	—	—
Borrowings (2)	270,646	—	—
Call option redemption liability	12,725	—	—
Total	369,353	—	—

December 31, 2016
Financial assets
Cash	20,956	—	—
Trade receivables	90,122	—	—
Supplier rebates and other receivables	2,154	—	—
Total	113,232	—	—
Financial liabilities
Accounts payable and accrued liabilities (1)	78,038	—	—
Borrowings (2)	165,560	—	—
Non-controlling interest put options	—	10,020	—
Interest rate swap agreements	—	—	219
Total	243,598	10,020	219

(1)	Excludes employee benefits

(2)	Excludes finance lease liabilities

Schedule of interest income and expenses relating to financial assets and financial liabilities
Total interest expense (calculated using the effective interest method) for financial assets or financial liabilities that are not at fair value through profit or loss are as follows for each of the years in the three-year period ended December 31, 2017:

	2017	2016	2015
	$	$	$
Interest expense calculated using the effective interest rate method	8,543	4,542	3,380

Schedule of reconciliation of the carrying amount of financial instruments classified as Level 3
The reconciliation of the carrying amount of financial instruments classified within Level 3 is as follows for the years ended:

Non-controlling interest put options
$
Balance as of December 31, 2015	—
Non-controlling interest put options resulting from the Powerband Acquisition	10,181
Net foreign exchange differences	(161)
Balance as of December 31, 2016	10,020
Valuation adjustment made to non-controlling interest put options	(1,845)
Extinguishment of non-controlling interest put options	(8,810)
Net foreign exchange differences	635
Balance as of December 31, 2017	—

Schedule of sensitivity analysis of exchange risk for financial instruments
The following table details the Company’s sensitivity to a 10% strengthening of other currencies against the US dollar, and the related impact on finance costs—other expense (income), net. For a 10% weakening of the other currencies against the US dollar, there would be an equal and opposite impact on finance costs—other expense, net.
The estimated increase (decrease) to finance cost-other expense (income), net from financial assets and financial liabilities resulting from a 10% strengthening of other currencies against the US dollar, everything else being equal, would be as follows:

	2017	2016
	USD$	USD$
Canadian dollar	(5,944)	(4,814)
Euro	(95)	(13)
Indian Rupee	227	(156)
	(5,812)	(4,983)

Schedule of age of trade receivables
The following table presents an analysis of the age of trade receivables and related balance as of:

	December 31, 2017	December 31, 2016
	$	$
Current	91,736	83,194
Past due accounts not impaired
1 – 30 days past due	12,435	5,636
31 – 60 days past due	1,652	947
61 – 90 days past due	288	146
Over 90 days past due	523	199
	14,898	6,928
Allowance for doubtful accounts	641	254
Gross accounts receivable	107,275	90,376

Continuity summary of the Company’s allowance for doubtful accounts
The following table presents a continuity summary of the Company’s allowance for doubtful accounts as of and for the years ended December 31:

	2017	2016
	$	$
Balance, beginning of year	254	128
Additions	1,095	124
Recoveries	(397)	12
Write-offs	(300)	(10)
Foreign exchange	(11)	—
Balance, end of year	641	254

Schedule of terms of interest swap agreements
The terms of the interest swap agreements are as follows:

Effective Date	Maturity	Notional amount		Settlement	Fixed interest rate paid
		$			%
March 18, 2015	November 18, 2019	40,000		Monthly	1.61
August 18, 2015	August 20, 2018	60,000		Monthly	1.197
June 8, 2017	June 20, 2022	40,000		Monthly	1.79
July 21, 2017	July 18, 2022	CDN$90,000	(1)	Monthly	1.6825
August 20, 2018	August 18, 2023	60,000		Monthly	2.045

(1)
On July 21, 2017, the Company entered into an interest rate swap agreement to minimize the long-term cost of borrowings priced at the 30-day CDOR. The notional amount will decrease by CDN$18.0 million on the 18th of July each year until settlement.

Schedule of maturity analysis for non-derivative financial liabilities
Repayments of borrowings are due as follows:

	Finance lease liabilities	Other long-term borrowings
	$	$
2018	4,891	10,348
2019	1,047	257,116
2020	471	1,238
2021	406	1,278
2022	2,645	921
Thereafter	—	1,381
Total payments	9,460	272,282
Interest expense included in minimum lease payments	643	—
Total	8,817	272,282
The maturity analysis for non-derivative financial liabilities and finance lease liabilities is as follows for the years ended:

	Call option redemption liability	Other long-term borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$
December 31, 2017
Current maturity	12,725	10,348	4,891	85,982	113,946
2019	—	257,116	1,047	—	258,163
2020	—	1,238	471	—	1,709
2021	—	1,278	406	—	1,684
2022	—	921	2,645	—	3,566
2023 and thereafter	—	1,381	—	—	1,381
	12,725	272,282	9,460	85,982	380,449

	Non-controlling interest put options	Other long-term borrowings	Finance lease liabilities	Accounts payable and accrued liabilities (1)	Total
	$	$	$	$	$
December 31, 2016
Current maturity	—	1,917	6,078	78,038	86,033
2018	—	264	4,788	—	5,052
2019	5,010	161,734	986	—	167,730
2020	—	829	424	—	1,253
2021	5,010	831	364	—	6,205
2022 and thereafter	—	1,564	2,639	—	4,203
	10,020	167,139	15,279	78,038	270,476

(1)	Excludes employee benefits

Schedule of the Company's capital structure
The capital structure of the Company consists of cash, borrowings and equity. A summary of the Company’s capital structure is as follows for the years ended:

	December 31, 2017	December 31, 2016
	$	$
Cash	9,093	20,956
Borrowings	279,463	179,825
Total equity	254,722	242,943